Investments (Tables)	11 Months Ended
Feb. 02, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of Investments
Investments were comprised of the following ($ in millions):

	February 2, 2013	March 3, 2012
Equity and other investments
Debt securities (auction rate securities)	$21	$82
Marketable equity securities	27	3
Other investments	38	55
Total equity and other investments	$86	$140

Auction Rate Securities
Our ARS portfolio consisted of the following, at fair value ($ in millions):

Description	Nature of collateral or guarantee	February 2, 2013	March 3, 2012
Student loan bonds	Student loans guaranteed 95% to 100% by the U.S. government	$19	$80
Municipal revenue bonds	100% insured by AAA/Aaa-rated bond insurers at February 2, 2013	2	2
Total fair value plus accrued interest(1)		$21	$82

(1)
The par value and weighted-average interest rates (taxable equivalent) of our ARS were $23 million and $88 million and 0.4% and 0.5%, respectively, at February 2, 2013, and March 3, 2012, respectively.